Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF Investment Strategy - Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index measures the performance of preferred stock and other hybrid instruments (“Preferred Securities”) issued in the U.S. and denominated in USD. The Index is created from a starting universe of the FTSE US Preferred and Hybrids Index (the “Reference Index”) and filters out instruments that have a yield to worst of less than -5%, subject to a 2.5% buffer (i.e., for securities in the Reference Index the previous month, they are only screened out of the Index if the yield to worst is less than -7.5%). An instrument’s yield to worst is a measure of the lowest possible yield that can be received on a bond with an early retirement provision. Preferred Securities are instruments that exhibit both bond and equity-like features. Preferred securities in the Index have a minimum maturity of at least one year and have minimum outstanding sizes of $100 million for par amounts of $25 or minimum outstanding sizes of $250 million for par amounts of $1,000. Preferred Securities in the Index have a minimum credit quality of B- by S&P Global Ratings and/or Fitch Ratings, or B3 by Moody’s credit ratings and thus may be non-investment grade securities (which are considered “junk bonds” and “speculative”). Preferred Securities in the Index may be fixed-rate, floating rate, or fixed-to-floating rate. Dividends or coupons for these securities may be cumulative or non-cumulative with a deferrable dividend or coupon that does not trigger a default. Securities included in the Index may be subordinated or senior notes designed to trade like preferred securities (also known as “baby bonds”). Preferred Securities included in the Index may be perpetual or have a legal maturity date. Generally, convertible securities are excluded from the Index; however, securities issued with conversion at a banking regulator’s discretion are eligible. Based on the Reference Index, the Index does not include certain securities, including index-linked securities and those issued under Rule 144A, retail-focused securities, including structured products and private placements, bills, zero-coupon bonds or sinking funds. The Index is sponsored by FTSE Russell (the “Index Provider”). The Index is market capitalization-weighted and is normally rebalanced monthly on the last business day of each month. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps: Step 1: In the first step, the Index Provider defines a universe (the “Universe”) of potential index constituents by identifying securities that are constituents of the Reference Index. The Reference Index is designed to provide a performance measure of Preferred Securities issued in the U.S. and denominated in USD. Step 2: In the second step, the Index Provider excludes instruments from the Universe with a yield to worst of less than -5%, subject to a 2.5% buffer (i.e., for securities in the Reference Index the previous month, they are only screened out of the Index if the yield to worst is less than -7.5%). As November 30, 2025, the Index consisted of 526 securities with a market capitalization range of between approximately $74.48 million and $3.52 billion. The components of the Index may change over time. The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, governance characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated. As of the date of this Prospectus, the Index is concentrated in the group of industries comprising the financial sector. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated.